Other financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Non-current
Equity Investments		$ 3,344	$ 3,614
Non-current financial assets		19,182	6,223
Current
Current financial assets		75,299	73,901
Other financial assets at fair value through profit or loss
Non-current
Equity Investments	[1]	3,344	3,614
Current
Corporate Bonds		9,690	22,693
Mutual funds		8,116	15,809
Government securities		10,513	10,570
Related parties (Note 27)			4,275
Other		180	0
Current financial assets		28,499	53,347
Other financial assets at amortized cost
Non-current
Related parties (Note 27)		2,801	2,609
Other		13,037	0
Non-current financial assets		15,838	2,609
Current
Related parties (Note 27)		9,827	9,860
Time Deposits		20,050	2,195
Treasury bills			8,499
Other	[2]	16,923	0
Current financial assets		$ 46,800	$ 20,554

[1]	As of December 31, 2021 and 2020 includes equity investments where the group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence.
[2]	As of December 31, 2021 corresponds to the restricted cash in the interest payment account established, and to be maintained until November 29, 2023, to perform payments related to fees, expenses and interests of the Senior Secured Guaranteed Notes due 2034 of ACI Airport Sudamérica S.A.U. (see Note 22).